Shareholder Report, Holdings (Details)	May 31, 2024
C000001863 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001863 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001863 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001863 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001863 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001863 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001863 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001863 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000001863 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001863 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001863 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001863 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000001863 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001863 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001863 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078712 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078712 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078712 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078712 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078712 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078712 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078712 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078712 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078712 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000078712 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078712 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078712 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078712 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078712 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000078712 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078712 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078712 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000113489 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113489 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000113489 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113489 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113489 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113489 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113489 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000113489 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113489 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000113489 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113489 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000113489 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000113489 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113489 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000113489 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000113489 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113489 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113489 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078713 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078713 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078713 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078713 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078713 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078713 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078713 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078713 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000078713 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078713 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078713 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078713 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078713 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000078713 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000078713 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078713 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078713 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106430 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000106430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106430 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106430 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000106430 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106430 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106430 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000106430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000106430 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000106430 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106430 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106430 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212730 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000212730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000212730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000212730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212730 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212730 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000212730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000212730 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212730 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001866 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001866 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001866 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001866 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001866 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001866 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001866 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001866 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001866 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000001866 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001866 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001866 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001866 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001866 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001866 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000001866 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001866 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001866 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001865 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001865 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001865 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001865 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001865 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001865 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000001865 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001865 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001865 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000001865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000001865 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000001865 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001865 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001865 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212731 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212731 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212731 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000212731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000212731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000212731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000212731 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000212731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000212731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000212731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000212731 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000212732 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212732 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000212732 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000212732 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000212732 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000212732 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000212732 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238026 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238026 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000238026 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238026 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238026 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238026 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238026 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238026 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238026 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000238026 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000238026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000238026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238026 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000238026 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000238026 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000247081 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247081 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000247081 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000247081 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000247081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000247081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247081 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	53.30%
C000247081 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%